                     CLASS A, CLASS B AND CLASS C SHARES OF

                      AIM ADVISOR INTERNATIONAL VALUE FUND


                         Supplement dated June 28, 2001
      to the Prospectus dated September 11, 2000, as revised April 4, 2001 and as supplemented June 15, 2001


This supplement supersedes and replaces in its entirety the supplement dated June 15, 2001.

At a meeting held on June 13, 2001, the Board of Trustees of AIM Advisor Funds, on behalf of AIM Advisor International Value Fund (the "fund"), voted to change the fund's name.

Effective on or about July 1, 2001, the fund's prospectus will be revised to reflect the fund's name change to "AIM International Value Fund."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                          AIM ADVISOR REAL ESTATE FUND


                      Supplement dated June 28, 2001 to the
          Prospectus dated September 11, 2000, as revised May 25, 2001 and as supplemented June 15, 2001


This supplement supersedes and replaces in its entirety the supplement dated June 15, 2001.

At a meeting held on June 13, 2001, the Board of Trustees of AIM Advisor Funds, on behalf of AIM Advisor Real Estate Fund (the "fund"), voted to change the fund's name.

Effective on or about July 1, 2001, the fund's prospectus will be revised to reflect the fund's name change to "AIM Real Estate Fund."